Income taxes benefit (expense) - Income Tax Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Abstract]
Current income tax for the year	$ (16,356)	$ (21,058)		$ (3,337)
Deferred taxes	39,128	(7,619)		8,929
Foreign taxes	(15,634)	(983)		(2,517)
Income tax benefit (expense)	$ 7,138	$ (29,660)	[1]	$ 3,075	[1]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.